Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 89,564,337.9
Previously Paid Amount	0
Total Fee Amount	12,368.84
Total Offset Amount	$ 0
Narrative Disclosure

The maximum aggregate offering price of the securities to which the prospectus relates is $89,564,337.90. The prospectus is a final prospectus for the related offering.

Net Fee	$ 12,368.84
Narrative - Max Aggregate Offering Price	$ 89,564,337.9
Final Prospectus	true